BASIS OF PREPARATION AND MATERIAL ACCOUNTING POLICY INFORMATION (Policies)	6 Months Ended
Jun. 30, 2025
Basis Of Preparation And Significant Accounting Policies Abstract [Abstract]
Statement of compliance	Statement of compliance
The interim consolidated financial statements have been prepared in accordance with IAS 34, Interim Financial Reporting.
Certain information and footnote disclosures normally included in the annual audited consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) Accounting Standards, as issued by the International Accounting Standards Board (“IASB”), have been omitted or condensed. These interim consolidated financial statements should be read in conjunction with the company’s December 31, 2024 audited consolidated financial statements. The interim consolidated statements have been prepared on a basis consistent with the accounting policies disclosed in the December 31, 2024 audited consolidated financial statements.
The results reported in these interim consolidated financial statements should not be regarded as necessarily indicative of results that may be expected for an entire year. The policies set out below are consistently applied to all periods presented, unless otherwise noted.
These interim financial statements were authorized for issuance by the Board of Directors of the company on August 1, 2025.
Certain comparative figures have been reclassified to conform to the current year’s presentation.
References to $, €, R$, and COP are to United States (“U.S.”) dollars, Euros, Brazilian reais, and Colombian pesos, respectively.
All figures are presented in millions of U.S. dollars unless otherwise noted.

Basis of presentation, The Arrangement and Continuity of interest	Basis of presentation
The interim consolidated financial statements have been prepared on the basis of historical cost, except for the revaluation of property, plant and equipment and certain assets and liabilities which have been measured at fair value. Cost is recorded based on the fair value of the consideration given in exchange for assets.
(c) The Arrangement
On December 24, 2024, the partnership, BRHC, and the company completed an arrangement (the “Arrangement”), pursuant to which 1505127 B.C. Ltd. (which was renamed Brookfield Renewable Corporation) became the “successor issuer” (as defined in NI 44-101) to the former BEPC, which was renamed Brookfield Renewable Holdings Corporation and BRHC’s class A exchangeable subordinate voting shares were delisted. The purpose of the Arrangement was to allow BEPC to maintain the benefits of its business structure, while addressing proposed amendments to the Income Tax Act (Canada) that were expected to result in additional costs to the company if no action was taken. In connection with the Arrangement, among other things, (i) holders of class A exchangeable subordinate voting shares of BRHC, other than Brookfield, received BEPC exchangeable shares in exchange for their class A exchangeable subordinate voting shares of BRHC on a one-for-one basis; (ii) Brookfield transferred their class A exchangeable subordinate voting shares of BRHC to BEPC in exchange for class A.2 exchangeable shares on a one-for-one basis; (iii) the class A exchangeable subordinate voting shares of BRHC were delisted; (iv) the exchangeable shares of BEPC were listed on the NYSE and the TSX; (v) the partnership transferred 55 class B shares of BRHC to BEPC in exchange for 55 class B shares of BEPC; and (vi) 43,606 class B shares of BEPC were issued to the partnership in exchange for $1 million. The class A.2 exchangeable shares are exchangeable by Brookfield into BEPC exchangeable shares (subject to an ownership cap that limits the exchange by Brookfield of class A.2 exchangeable shares such that exchanges by Brookfield may not result in Brookfield owning 9.5% or more of the aggregate fair market value of all issued and outstanding shares of BEPC) or LP units on a one-for-one basis.
(d) Continuity of interest
The company was established on October 3, 2024 by the partnership. On December 24, 2024, the date of the Arrangement, the company acquired an interest and consolidated BRHC in its financial statements. The partnership directly controlled BRHC prior to the Arrangement and continues to control the company subsequent to the Arrangement through ownership of the class B shares. There is insufficient substance to justify a change in the measurement of the company as a result of this common control transaction. In accordance with the company’s and the partnership’s accounting policy, the company has reflected the acquisition of BRHC in its consolidated financial statements using BRHC’s carrying values prior to the Arrangement.
To reflect this continuity of interests, these interim consolidated financial statements provide comparative information of the company for the periods prior to December 24, 2024, as previously reported by BRHC. The economic and accounting impact of contractual relationships created or modified in conjunction with acquisition of interest in BRHC by the company have been reflected prospectively from the date of the Arrangement and have not been reflected in the interim results of operations or financial position of our company prior to December 24, 2024, as such items were in fact not created or modified prior thereto. Accordingly, the financial information for the periods prior to December 24, 2024 is presented based on the historical financial information of BRHC. For the period after December 24, 2024, the results are based on the actual results of the company, including the impact of contractual relationships created or modified in association with the acquisition of interest in BRHC by the company. As the partnership held all of the class C shares of BRHC prior to December 24, 2024, which was the only class of shares presented as equity, and the partnership holds all of the class B shares of the company after December 24, 2024, which is the only class of shares presented as equity, net income and equity attributable to common equity have been allocated to the partnership prior to and after December 24, 2024.
Prior to the Arrangement, class C shares of BRHC were classified as financial liabilities due to their cash redemption feature. However, the class C shares met certain qualifying criteria and were presented as equity. Following the Arrangement and upon consolidation of BRHC into the company, the class C shares are presented as financial liabilities recognized at amortized cost and remeasured to reflect changes in the contractual cash flows associated with the shares. These contractual cash flows are based on the price of one BEP unit.

Consolidation	ConsolidationThese interim consolidated financial statements include the accounts of the company and its subsidiaries, which are the entities over which the company has control. An investor controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Non-controlling interests in the equity of the company’s subsidiaries are shown separately in equity in the interim consolidated statements of financial position
Future changes in accounting policies	Future changes in accounting policies
IFRS 18 – Presentation and Disclosure in Financial Statements (“IFRS 18”)
In April 2024, the IASB issued IFRS 18, Presentation and Disclosure of Financial Statements. IFRS 18 is effective for periods beginning on or after January 1, 2027, with early adoption permitted. IFRS 18 is expected to improve the quality of financial reporting by requiring defined subtotals in the statement of profit or loss, requiring disclosure about management-defined performance measures, and adding new principles for aggregation and disaggregation of information. The company is currently assessing the impact of this standard on its disclosures.
Amendments to IFRS 9 - Financial Instruments (“IFRS 9”) and IFRS 7 - Financial Instruments: Disclosures (“IFRS 7”) - Classification and Measurement of Financial Instruments
The amendments clarify the requirements for the timing of recognition and derecognition of financial liabilities settled through an electronic cash transfer system, add further guidance for assessing the contractual cash flow characteristics of financial assets with contingent features, and adds new or amended disclosures relating to investments in equity instruments designated at FVOCI and financial instruments with contingent features. The amendments to IFRS 9 and IFRS 7 apply to annual reporting periods beginning on or after January 1, 2026. The company is currently assessing the impacts of these amendments.
Amendments to IFRS 9 - Financial Instruments (“IFRS 9”) and IFRS 7 - Financial Instruments: Disclosures (“IFRS 7”) - Contracts Referencing Nature-Dependent Electricity
The amendments apply only to contracts referencing nature-dependent electricity and clarify the application of the “own-use” requirements, the use of hedge accounting, and adds new disclosure requirements around the effect of these contracts on company financial performance and cash flows. The amendments to IFRS 9 and IFRS 7 apply to annual reporting periods beginning on or after January 1, 2026. The company is currently assessing the impacts of these amendments.
There are currently no other future changes to IFRS Accounting Standards with a potential material impact on the company.